KAYNE ANDERSON
                                  MUTUAL FUNDS
================================================================================

                               SEMI-ANNUAL REPORT




                          KAYNE ANDERSON LARGE CAP FUND

                          KAYNE ANDERSON SMALL CAP FUND

                        KAYNE ANDERSON INTERNATIONAL FUND

               KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND

            KAYNE ANDERSON CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND


================================================================================
                               For the Six Months
                               Ended June 30, 2000

                           KAYNE ANDERSON MUTUAL FUNDS

TABLE OF CONTENTS

SHAREHOLDER LETTER .........................................................   1
KAYNE ANDERSON LARGE CAP FUND
  Goal .....................................................................   2
  Commentary ...............................................................   2
  Outlook ..................................................................   2
  Schedule of Investments ..................................................   3
KAYNE ANDERSON SMALL CAP FUND
  Goal .....................................................................   6
  Commentary ...............................................................   7
  Outlook ..................................................................   8
  Schedule of Investments ..................................................   9
KAYNE ANDERSON INTERNATIONAL FUND
  Goal .....................................................................  12
  Commentary ...............................................................  12
  New Purchases ............................................................  13
  Outlook ..................................................................  14
  Schedule of Investments ..................................................  15
KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND
  Goal .....................................................................  19
  Commentary ...............................................................  19
  Outlook ..................................................................  19
  Schedule of Investments ..................................................  20
KAYNE ANDERSON CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
  Goal .....................................................................  23
  Commentary ...............................................................  23
  Outlook ..................................................................  23
  Schedule of Investments ..................................................  24
STATEMENTS OF ASSETS AND LIABILITIES .......................................  28
STATEMENTS OF OPERATIONS ...................................................  30
STATEMENTS OF CHANGES IN NET ASSETS ........................................  32
FINANCIAL HIGHLIGHTS .......................................................  34
NOTES TO FINANCIAL STATEMENTS ..............................................  39

                           KAYNE ANDERSON MUTUAL FUNDS

Dear Shareholder:

     We are pleased to express appreciation for your investment in the Kayne Anderson Mutual Funds. If you are new to the Kayne Anderson family of investors, we welcome you.

     The enclosed semi-annual report contains a commentary and June 30, 2000 financial statements for each of our mutual funds. In each commentary, the portfolio manager reviews the objectives, performance and outlook for the fund. We hope that you will find these comments interesting and timely.

     As an investment adviser, we have managed private accounts for both equity and fixed-income investors for many years. We are delighted to be able to offer our mutual funds to you so that diversification among asset classes can be readily accomplished. Through these funds, shareholders can structure a diversified portfolio consistent with their personal investment objectives and goals.

     We thank you again for your investment in the Kayne Anderson Mutual Funds. We are committed to assisting you with the realization of your financial goals. As always, we welcome your questions and comments.

     Sincerely,

/s/ Richard A. Kayne                         /s/ Allan M. Rudnick

Richard A. Kayne                             Allan M. Rudnick
Chief Investment Officer                     Chief Executive Officer
Kayne Anderson Investment Management, LLC

KAYNE ANDERSON LARGE CAP FUND

GOAL

The KAYNE ANDERSON LARGE CAP FUND (the "Fund") invests in high-quality, large-capitalization companies that enjoy global dominance, excellent management, financial strength and consistent growth. Our intent is to be long-term owners of some of the world's finest companies.

COMMENTARY

During the second quarter of 2000, most large-cap stock indices produced negative total returns. Specifically, the S&P 500 returned -2.66%, while the Dow Jones Industrials and Nasdaq returned -3.98% and -13.23%, respectively. In contrast, the Fund produced a POSITIVE return in the second quarter. For the first six months ended June 30, 2000, the Fund's total return was 2.46% vs. -0.42% for the S&P 500.

During the last few months, we added three new names to the Fund. Specifically, we purchased Home Depot, Gap Inc. and Cisco Systems. We are attracted to Home Depot's business model of 23% to 25% EPS growth, the new EXPO Design Centers (a potential home run), and an S&P relative price to earnings (P/E) ratio of 148% versus a target range of 130% to 210%. We like Gap because comparable store sales comparisons are easing, management can get the company back on fashion trend, the online stores can tap the global potential of the brand and the stock is very cheap. We bought Cisco because the company is the leader in a rapidly growing, important technology sector and the overall sell-off for the technology group afforded us the opportunity to buy well below the 52-week high of $82.

We also sold two positions in the last few months, one in financial services and one in entertainment. Both sales involved companies that had appreciated strongly to high levels. We believed that the combination of high valuation and short-term earnings growth above sustainable long-term trends was reason enough to sell the positions. We replaced them with securities with more favorable valuation characteristics.

OUTLOOK

Looking forward from a macro perspective, we understand that rising interest rates and some slowing of economic growth tend to limit upside potential in the stock market. However, we believe that the engineering by the Federal Reserve toward a less frenetic economic pace, in combination with ample global capacity and productivity gained from technology spending, should allow inflation to be constrained to an acceptable rate.

Our view of the next five years is that earnings growth will be the engine that powers stock returns, because we are not counting on P/E expansion from today's levels. Based on this premise, over the last year and a half we have been systematically increasing the expected long-term earnings growth rate of securities held in the Fund. Today, the anticipated growth rate is 15% to 16%, up from 12% to 13% two years ago. Importantly, this has been accomplished while retaining the consistency of earnings growth that is a key feature of Kayne Anderson portfolios. As we have previously indicated, we believe a portfolio with underlying profits growing at a rate in the mid-teens provides a strong underpinning for long-term capital appreciation.

Past performance is not indicative of future results. For the one and five years ended June 30, 2000, the Fund is up 5.51% and 19.76%, annualized, respectively. Since the Fund's inception on May 1, 1995 through June 30, 2000 the Fund is up 20.01% annualized. Each of the above mentioned securities account for 2.06%, 1.84% and 3.56% of the Fund as of June 30, 2000.

2
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                          KAYNE ANDERSON LARGE CAP FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED)

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 99.5%
BASIC MATERIALS/CHEMICALS: 2.3%
  74,610     PPG Industries, Inc. .............................    $  3,306,156
                                                                   ------------
CAPITAL GOODS/ELECTRICAL EQUIPMENT: 6.8%
  52,780     Emerson Electric Co. .............................       3,186,592
 121,260     General Electric Co. .............................       6,426,780
                                                                   ------------
                                                                      9,613,372
                                                                   ------------
CONSUMER STAPLES/BEVERAGES: 4.2%
 103,360     Coca-Cola Co. ....................................       5,936,740
                                                                   ------------
CONSUMER STAPLES/CONSUMER PRODUCTS: 3.2%
  78,950     Procter & Gamble Co. .............................       4,519,887
                                                                   ------------
CONSUMER STAPLES/FOODS: 4.8%
  59,060     BestFoods ........................................       4,089,905
  33,260     Wm. Wrigley, Jr., Co. ............................       2,667,036
                                                                   ------------
                                                                      6,756,941
                                                                   ------------
CONSUMER STAPLES/RESTAURANTS: 3.6%
 153,510     McDonald's Corp ..................................       5,056,236
                                                                   ------------
CAPITAL GOODS/MANUFACTURING (DIVERSIFIED): 1.8%
  45,120     Illinois Tool Works, Inc. ........................       2,571,840
                                                                   ------------
ELECTRONIC MEASURE INSTRUMENT: 0.9%
  16,937     Agilent Technologies, Inc.* ......................       1,249,104
                                                                   ------------
ENERGY/PETROLEUM - INTERNATIONAL: 3.6%
  64,170     Exxon Mobil Corp. ................................       5,037,345
                                                                   ------------
FINANCIAL/BANKING: 4.2%
 152,080     Wells Fargo & Co. ................................       5,893,100
                                                                   ------------
FINANCIAL/FINANCIAL SERVICES: 3.3%
  89,820     Fannie Mae .......................................       4,687,481
                                                                   ------------
FINANCIAL/INSURANCE: 7.4%
  32,240     Marsh & McLennan Companies, Inc. .................       3,367,065
  59,600     American International Group .....................       7,003,000
                                                                   ------------
                                                                     10,370,065
                                                                   ------------

                          KAYNE ANDERSON LARGE CAP FUND

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE/DRUGS & HOSPITAL SUPPLIES: 15.1%
  72,410     Johnson & Johnson ................................    $  7,376,769
  81,310     Merck & Co., Inc .................................       6,230,379
 158,930     Pfizer, Inc. .....................................       7,628,640
                                                                   ------------
                                                                     21,235,788
                                                                   ------------
HEALTH CARE/MEDICAL DEVICES: 2.1%
  59,730     Medtronics, Inc. .................................       2,975,301
                                                                   ------------
RETAIL/APPAREL: 1.8%
  83,000     Gap, Inc. (The) ..................................       2,593,750
                                                                   ------------
RETAIL/BUILDING PRODUCTS: 2.1%
  58,100     Home Depot, Inc. (The) ...........................       2,901,369
                                                                   ------------
TECHNOLOGY/COMMUNICATIONS EQUIPMENT: 5.5%
  78,700     Cisco Systems, Inc.* .............................       5,002,369
  45,200     Lucent Technologies, Inc .........................       2,678,100
                                                                   ------------
                                                                      7,680,469
                                                                   ------------
TECHNOLOGY/COMPUTERS & OFFICE EQUIPMENT: 8.2%
  44,410     Hewlett-Packard Co. ..............................       5,545,699
  54,310     International Business Machines Corp. ............       5,950,339
                                                                   ------------
                                                                     11,496,038
                                                                   ------------
TECHNOLOGY/DATA SERVICES: 6.8%
 119,050     Automatic Data Processing, Inc. ..................       6,376,616
  78,530     Electronic Data Systems Corp .....................       3,239,362
                                                                   ------------
                                                                      9,615,978
                                                                   ------------
TECHNOLOGY/SEMICONDUCTORS: 6.0%
  62,680     Intel Corp .......................................       8,379,532
                                                                   ------------
TECHNOLOGY/SOFTWARE: 3.4%
  59,390     Miscrosoft Corp.* ................................       4,751,200
                                                                   ------------
TELECOMMUNICATION SERVICES/TELEPHONE: 2.4%
 106,750     AT&T Corp ........................................       3,375,969
                                                                   ------------
TOTAL COMMON STOCKS
    (cost $123,578,327) .......................................     140,003,661
                                                                   ------------

4
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                          KAYNE ANDERSON LARGE CAP FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED) - (CONTINUED)

                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
     (cost $123,578,327+): 99.5% ..............................    $140,003,661
Other Assets less Liabilities: 0.5% ...........................         652,995
                                                                   ------------
NET ASSETS: 100.0% ............................................    $140,656,656
                                                                   ============

*    Non-income producing securities.

+ At June 30, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation ............................    $ 25,011,294
     Gross unrealized depreciation ............................      (8,585,960)
                                                                   ------------
     Net unrealized appreciation ..............................    $ 16,425,334
                                                                   ============

See accompanying Notes to Financial Statements.

KAYNE ANDERSON SMALL CAP FUND

GOAL

The goals of the KAYNE ANDERSON SMALL CAP FUND are:

* To build a diversified portfolio of the next generation of high quality "blue chip" companies.
* To produce returns typical of small stocks, but with no more risk than the S&P 500 Index of large stocks.

In summary, we strive to buy stock in high-quality companies at discount prices in order to allow clients to participate in the strong growth of small companies while assuming less financial and stock market risk.

The following table demonstrates our commitment to these objectives. Our portfolio combines: (1) quality comparable to that of the high-quality benchmark, the S&P 500 Index of large stocks; (2) growth comparable to that of the high-growth benchmark, the Russell 2000 Small Cap Growth Index; and (3) value comparable to that of the deep-value benchmark, the Russell 2000 Small Cap Value Index.

PORTFOLIO CHARACTERISTICS

                                                                                       RUSSELL   RUSSELL
                                               KAYNE     RUSSELL   RUSSELL     S&P      2000      2000
                                             ANDERSON     2000       2500      500     GROWTH     VALUE
                                             SMALL CAP    INDEX     INDEX     INDEX     INDEX     INDEX
                                             ---------    -----     -----     -----     -----     -----
QUALITY
  Return on Equity - Past 5 Years              22.7%      13.9%     14.5%     24.5%     14.5%     13.6%   MORE PROFITABLE
  Long-Term Debt/Total Capital                 20.7%      34.8%     37.3%     39.5%     24.6%     48.3%   LESS FINANCIAL RISK
  Interest Expense Coverage                      14 x        6 x     5.5 x     5.5 x    12.8 x     3.8 x  LESS FINANCIAL RISK
  Earnings Variance - Past 10 Years            34.2%      66.5%     62.5%     42.8%     83.8%     55.9%   MORE DEPENDABLE
  A Rated by S&P                               42.7%      10.0%     14.2%     49.9%      4.1%     17.3%   BETTER QUALITY

GROWTH
  Earnings Per Share Growth - Past 5 Years     19.4%      13.1%     10.8%     17.3%     17.6%     10.8%   RECOVERY
  Earnings Per Share Growth - Past 10 Years    15.3%       9.4%      9.9%     14.7%     13.1%      8.0%   RECESSION
  Dividend Per Share Growth - Past 5 Years     15.9%       8.9%      7.8%     10.9%      9.0%      8.8%   RECOVERY
  Dividend Per Share Growth - Past 10 Years    12.8%       5.9%      5.9%      9.7%      6.6%      5.7%   RECESSION
  Capital Generation - {ROE x (1-Payout)}      16.9%      11.1%     11.1%     17.5%     13.5%      9.1%   FASTER GROWTH

VALUE
  P/E Ratio - Latest 12 months                 19.0       26.9      25.1      28.7     128.2      13.6    BETTER VALUE
  Dividend Yield                                1.4%       1.5%      1.5%      1.1%      0.2%      3.0%   BETTER INCOME

MARKET CHARACTERISTICS
  $ Weighted Average Market Cap               $ 1.3 b    $ 1.2 b   $ 2.8 b  $148.3 b   $ 1.4 b   $ 0.8 b  COMPARABLE SIZE
  Quarterly Standard Deviation -
   Since Inception                             11.7%      17.2%     15.3%     12.6%     22.5%     14.4%   LESS MARKET RISK

Notes: Data as of June 30, 2000

Data is obtained from the Frank Russell Company and CompuStat and is assumed to be reliable.

COMMENTARY

Small cap markets were down modestly in the second quarter following a modest first quarter advance. Year-to-date, the markets have produced a mid-single digit return. By avoiding the second quarter decline, the Fund is ahead of the indices year-to-date. This is very much in keeping with our investment objective of generating the returns of the asset class, but with much less risk. Since inception, Kayne Anderson's small cap portfolio has historically declined much less often and to a much lesser degree than the overall markets. As illustrated below, this year provides a good example. At the March 10th market peak, the Russell 2000 small cap benchmark was up 20% with Kayne Anderson's portfolio up single digits. Through the subsequent 25% market decline, our portfolio continued to advance.

Chart courtesy of Bloomberg.

               Russell 2000     Kayne                   Russell 2000      Kayne
   Date           Index       Anderson         Date        Index        Anderson
   ----           -----       --------         ----        -----        --------
12/31/1999            0             0        4/3/2000       2.24%         2.90%
  1/3/2000       -1.65%        -0.94%        4/4/2000       0.27%         1.75%
  1/4/2000       -5.22%        -3.58%        4/5/2000       2.63%         3.58%
  1/5/2000       -5.14%        -3.37%        4/6/2000       5.50%         5.60%
  1/6/2000       -5.83%        -3.10%        4/7/2000       7.58%         5.40%
  1/7/2000       -3.26%        -2.56%       4/10/2000       2.76%         3.17%
 1/10/2000       -0.57%        -2.02%       4/11/2000       1.07%         3.31%
 1/11/2000       -2.41%        -2.90%       4/12/2000      -2.24%         3.31%
 1/12/2000       -2.91%        -3.51%       4/13/2000      -3.08%         2.16%
 1/13/2000       -0.71%        -3.10%       4/14/2000     -10.11%        -1.42%
 1/14/2000        0.56%        -2.97%       4/17/2000      -9.01%        -1.35%
 1/18/2000        1.73%         0.54%       4/18/2000      -3.70%         2.02%
 1/19/2000        3.03%        -2.36%       4/19/2000      -3.67%         2.90%
 1/20/2000        4.46%        -2.90%       4/20/2000      -4.54%         2.77%
 1/21/2000        5.78%        -2.90%       4/24/2000      -7.17%         1.96%
 1/24/2000        3.61%        -3.51%       4/25/2000      -3.11%         4.05%
 1/25/2000        3.34%        -3.91%       4/26/2000      -4.06%         2.16%
 1/26/2000        3.23%        -4.12%       4/27/2000      -2.01%         2.83%
 1/27/2000        2.43%        -4.72%       4/28/2000       0.30%         2.77%
 1/28/2000       -0.03%        -5.13%        5/1/2000       2.81%         4.39%
 1/31/2000       -1.69%        -5.87%        5/2/2000       0.12%         2.56%
  2/1/2000       -0.20%        -4.86%        5/3/2000      -1.82%         1.48%
  2/2/2000        1.02%        -4.39%        5/4/2000      -0.56%         2.56%
  2/3/2000        3.34%        -3.98%        5/5/2000       1.60%         4.18%
  2/4/2000        4.11%        -2.16%        5/8/2000      -0.93%         2.43%
  2/7/2000        5.48%        -2.02%        5/9/2000      -2.75%         1.82%
  2/8/2000        6.49%        -1.55%       5/10/2000      -6.04%         0.74%
  2/9/2000        6.19%        -0.94%       5/11/2000      -3.04%         4.45%
 2/10/2000        7.42%        -1.89%       5/12/2000      -2.74%         4.39%
 2/11/2000        6.41%        -2.83%       5/15/2000      -1.37%         5.94%
 2/14/2000        6.97%        -2.29%       5/16/2000       0.24%         7.22%
 2/15/2000        7.03%        -2.09%       5/17/2000      -1.01%         6.34%
 2/16/2000        8.52%        -1.82%       5/18/2000      -2.73%         5.67%
 2/17/2000       10.63%        -0.54%       5/19/2000      -4.96%         3.64%
 2/18/2000        8.11%        -2.77%       5/22/2000      -6.55%         3.37%
 2/22/2000        7.17%        -2.70%       5/23/2000      -9.06%         2.90%
 2/23/2000        8.95%        -1.08%       5/24/2000      -8.52%         4.52%
 2/24/2000        9.77%        -1.69%       5/25/2000      -9.62%         3.64%
 2/25/2000       10.30%        -1.28%       5/26/2000      -9.39%         3.44%
 2/28/2000       10.49%        -0.47%       5/30/2000      -5.56%         4.93%
 2/29/2000       14.45%         1.48%       5/31/2000      -5.66%         5.67%
  3/1/2000       16.56%         1.75%        6/1/2000      -2.43%         8.43%
  3/2/2000       15.71%         0.94%        6/2/2000       1.64%        10.93%
  3/3/2000       18.45%         2.02%        6/5/2000       1.69%         9.51%
  3/6/2000       19.20%         1.55%        6/6/2000       1.37%         9.38%
  3/7/2000       17.97%         2.70%        6/7/2000       2.34%         9.78%
  3/8/2000       17.82%         3.17%        6/8/2000       1.94%         8.30%
  3/9/2000       20.07%         4.25%        6/9/2000       3.63%         8.23%
 3/10/2000       19.63%         3.31%       6/12/2000       0.74%         7.89%
 3/13/2000       16.92%         2.63%       6/13/2000       1.78%         7.22%
 3/14/2000       13.52%         1.89%       6/14/2000       0.97%         5.87%
 3/15/2000       10.72%         3.98%       6/15/2000       1.49%         7.15%
 3/16/2000       13.77%         7.83%       6/16/2000       1.78%         7.35%
 3/17/2000       13.87%         7.42%       6/19/2000       3.57%         6.21%
 3/20/2000        8.81%         4.79%       6/20/2000       4.15%         5.94%
 3/21/2000        9.52%         2.90%       6/21/2000       4.53%         5.20%
 3/22/2000       13.16%         3.98%       6/22/2000       2.03%         4.66%
 3/23/2000       13.68%         3.71%       6/23/2000       1.12%         4.32%
 3/24/2000       13.72%         4.52%       6/26/2000       2.30%         5.20%
 3/27/2000       13.65%         3.24%       6/27/2000       0.66%         3.71%
 3/28/2000       10.76%         2.23%       6/28/2000       3.22%         5.60%
 3/29/2000        7.58%         1.21%       6/29/2000       1.55%         6.14%
 3/30/2000        5.31%         1.01%       6/30/2000       2.47%         4.39%
 3/31/2000        6.80%         2.97%

Two of our holdings, Air Express International and Duff & Phelps Credit Rating, were acquired at premium prices by larger companies during the first half of this year. This follows the acquisition of three of our holdings by larger companies in 1999. We believe the reasons for this exceptional acquisition activity are clear. Relative to the S&P 500 Index, at June 30, 2000, the holdings in our portfolio exhibit the superior quality and growth characteristics shown above. They grow faster than the companies of the S&P 500 Index. Yet, as shown in the graph on page 8, our companies sell near the steepest discount ever to the S&P 500 Index. As a result, large companies see the opportunity to use their more richly valued common stocks as currency to buy high quality, fast growing, small companies, such as our holdings, at discount prices.

The stock market volatility noted in the chart above created profit-taking opportunities in some of our holdings. Proceeds from partial sales in these holdings, along with proceeds from Air Express and Duff & Phelps, were reinvested in the following companies. Each of these companies is an industry profit leader.

* ABM Industries - Largest U.S. based facilities services outsourcer - janitorial, security, parking, lighting, engineering
* C.H. Robinson - Largest intra-national freight forwarder. Manages flow of goods across customers' supply chain
* CSG Systems International - Customer billing for 45% of all U.S. cable subscribers and 50% of all U.S. DBS subscribers
* Catalina Marketing - Dominant supplier of individualized electronic coupons delivered at the checkout counter in real-time
* E.W. Blanch Holdings - Leading independent re-insurance broker, provides integrated risk management solutions
* FactSet Research Systems - On-line financial data that is built into the investment industry's analytical systems
* Fair, Isaac & Company - Industry leading credit decision-making tools. Enables off-line & on-line financial transactions.
* HEICO Corp. Class A - World's largest non-OEM manufacturer of jet engine replacement parts
*    Jones Pharma - Sole-source drugs produce industry's highest profit margins

OUTLOOK

Small stocks have outperformed large stocks so far this year following a multi-year period of lagging performance. Large cap companies are using their richly valued stock as currency in small company takeovers. Our current Small Cap portfolio now sells at a price-to-earnings (P/E) ratio 20% lower than the P/E ratio of the S&P 500 Index of large stocks -indicating good value. Our portfolio has sold as high as a 30% premium over the past decade. We own companies higher in quality and growing faster than the S&P 500. Thus we believe our portfolio will again sell at a premium P/E ratio to that of the S&P 500 in the future.

                 KAYNE ANDERSON SMALL CAP P/E VERSUS S&P 500 P/E

 DATE      P/E RELATIVE TO S&P 500           DATE      P/E RELATIVE TO S&P 500
 ----      -----------------------           ----      -----------------------
 6/90              97.27%                    7/95               127.30%
 7/90              93.61%                    8/95               131.98%
 8/90              90.26%                    9/95               127.36%
 9/90              90.00%                   10/95               121.81%
10/90              88.96%                   11/95               121.33%
11/90              85.19%                   12/95               111.78%
12/90              86.00%                    1/96               113.17%
 1/91              83.00%                    2/96               114.07%
 2/91              80.00%                    3/96               110.86%
 3/91              81.00%                    4/96               121.56%
 4/91              80.00%                    5/96               122.95%
 5/91              80.00%                    6/96               120.88%
 6/91              79.72%                    7/96               117.25%
 7/91              77.12%                    8/96               118.75%
 8/91              76.41%                    9/96               120.26%
 9/91              68.57%                   10/96               120.26%
10/91              71.07%                   11/96               111.05%
11/91              76.20%                   12/96               119.21%
12/91              74.00%                    1/97               113.95%
 1/92              76.00%                    2/97               107.94%
 2/92              82.00%                    3/97               117.85%
 3/92              90.87%                    4/97               115.72%
 4/92              87.17%                    5/97               122.13%
 5/92              88.89%                    6/97               120.65%
 6/92              90.00%                    7/97               108.49%
 7/92              86.00%                    8/97               117.14%
 8/92              90.00%                    9/97               115.25%
 9/92              91.71%                   10/97               118.98%
10/92              89.63%                   11/97               116.29%
11/92              92.59%                   12/97               101.95%
12/92              95.57%                    1/98               101.97%
 1/93              93.51%                    2/98               100.20%
 2/93              90.05%                    3/98                95.09%
 3/93              93.55%                    4/98                92.99%
 4/93              90.01%                    5/98                92.03%
 5/93              90.22%                    6/98                86.72%
 6/93              87.75%                    7/98                86.46%
 7/93              86.59%                    8/98                84.68%
 8/93              86.71%                    9/98                79.66%
 9/93              98.26%                   10/98                81.14%
10/93              94.83%                   11/98                80.65%
11/93              93.91%                   12/98                75.11%
12/93              95.57%                    1/99                77.88%
 1/94              95.82%                    2/99                76.14%
 2/94              95.60%                    3/99                73.92%
 3/94              97.17%                    4/99                74.81%
 4/94              94.44%                    5/99                80.12%
 5/94              92.52%                    6/99                83.82%
 6/94              98.04%                    7/99                73.61%
 7/94              95.61%                    8/99                69.08%
 8/94              95.56%                    9/99                80.34%
 9/94             102.84%                   10/99                72.85%
10/94             100.19%                   11/99                71.36%
11/94             103.26%                   12/99                76.89%
12/94             121.51%                    1/00                75.42%
 1/95             115.83%                    2/00                83.29%
 2/95             114.82%                    3/00                73.26%
 3/95             132.67%                    4/00                76.43%
 4/95             128.57%                    5/00                78.47%
 5/95             124.82%                    6/00                77.19%
 6/95             131.91%

PRICE / EARNINGS RATIO FOR THE STOCKS CURRENTLY IN THE KAYNE ANDERSON SMALL CAP FUND DIVIDED BY THE PRICE / EARNINGS RATIO OF THE STANDARD & POORS 500 INDEX.
SOURCE: COMPUSTAT

Robert Schwarzkopf, CFA, Portfolio Manager
Sandi Gleason, CFA, Portfolio Manager

                          KAYNE ANDERSON SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2000 (Unaudited)

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 98.0%
BASIC MATERIALS/PACKAGING: 4.7%
  42,007     Bemis Co. ........................................    $  1,412,485
  14,049     Liqui-Box Corp. ..................................         695,425
                                                                   ------------
                                                                      2,107,910
                                                                   ------------
BASIC MATERIALS/PAINTS AND COATING: 2.7%
  49,414     Benjamin Moore & Co. .............................       1,192,113
                                                                   ------------
CAPITAL GOODS/AEROSPACE & DEFENSE: 1.7%
  63,910     HEICO Corp. - Class A ............................         782,897
                                                                   ------------
CAPITAL GOODS/MACHINERY EQUIPMENT: 5.5%
  73,077     Federal Signal Corp. .............................       1,205,771
  24,894     Nordson Corp. ....................................       1,260,259
                                                                   ------------
                                                                      2,466,030
                                                                   ------------
CONSUMER CYCLICALS/ADVERTISING: 4.1%
  17,760     Catalina Marketing Corp.* ........................       1,811,520
                                                                   ------------
CONSUMER CYCLICALS/FURNITURE: 3.6%
 114,952     LA-Z Boy, Inc. ...................................       1,609,328
                                                                   ------------
CONSUMER CYCLICALS/RETAIL: 4.5%
 104,390     Claire's Stores, Inc. ............................       2,009,508
                                                                   ------------
CONSUMER CYCLICALS/SERVICES: 5.5%
  48,635     ABM Industries, Inc. .............................       1,118,605
  55,542     Strayer Education, Inc. ..........................       1,333,008
                                                                   ------------
                                                                      2,451,613
                                                                   ------------
CONSUMER STAPLES/FOOD: 4.9%
  62,971     Tootsie Roll Industries, Inc. ....................       2,203,985
                                                                   ------------
ENERGY/OIL & GAS PRODUCTION: 3.8%
  29,969     Devon Energy Corp. ...............................       1,683,883
                                                                   ------------
FINANCE/BANKING: 5.9%
 101,117     National Commerce Bancorp ........................       1,624,192
  55,632     Washington Federal, Inc. .........................       1,015,284
                                                                   ------------
                                                                      2,639,476
                                                                   ------------

                          KAYNE ANDERSON SMALL CAP FUND

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FINANCE/FINANCIAL SERVICES: 12.4%
  32,022     Eaton Vance Corp. ................................    $  1,481,018
  40,000     FactSet Research Systems, Inc. ...................       1,130,000
  31,860     Fair, Isaac and Company, Inc .....................       1,401,840
  34,008     Fiduciary Trust Co. ..............................       1,547,389
                                                                   ------------
                                                                      5,560,247
                                                                   ------------
FINANCE/INSURANCE: 1.5%
  32,010     E.W. Blanch Holdings, Inc. .......................         650,203
                                                                   ------------
HEALTH CARE/DRUGS & HOSPITAL SUPPLIES: 10.9%
 132,440     Hooper Holmes, Inc ...............................       1,059,520
  64,170     Jones Pharma, Inc. ...............................       2,562,789
  80,520     Landauer, Inc. ...................................       1,253,092
                                                                   ------------
                                                                      4,875,401
                                                                   ------------
TECHNOLOGY/COMPUTER & INTEGRATED SYSTEMS: 10.8%
  76,162     Reynolds & Reynolds Inc. - Class A ...............       1,389,956
  68,640     Jack Henry & Associates ..........................       3,440,580
                                                                   ------------
                                                                      4,830,536
                                                                   ------------
TECHNOLOGY/ELECTRONICS: 5.3%
  57,850     Dallas Semiconductor Corp ........................       2,357,388
                                                                   ------------
TECHNOLOGY/SOFTWARE & SERVICE: 6.4%
  43,630     CSG Systems International, Inc.* .................       2,446,007
  59,036     Timberline Software Corp. ........................         431,701
                                                                   ------------
                                                                      2,877,708
                                                                   ------------
TRANSPORTATION SERVICES: 3.8%
  34,660     C.H. Robinson Worldwide, Inc .....................       1,715,670
                                                                   ------------
TOTAL COMMON STOCKS
    (cost $42,616,859) ........................................      43,825,416
                                                                   ------------

                          KAYNE ANDERSON SMALL CAP FUND

                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
     (cost $42,616,859+): 98.0% ...............................    $ 43,825,416
Other Assets less Liabilities: 2.0% ...........................         901,921
                                                                   ------------
NET ASSETS: 100.0% ............................................    $ 44,727,337
                                                                   ============

*    Non-income producing security.

+ At June 30, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation ............................    $  6,117,585
     Gross unrealized depreciation ............................      (4,909,028)
                                                                   ------------
     Net unrealized appreciation ..............................    $  1,208,557
                                                                   ============

See accompanying Notes to Financial Statements.

KAYNE ANDERSON INTERNATIONAL FUND

GOAL

The goal of the KAYNE ANDERSON INTERNATIONAL FUND is to achieve superior long-term results by investing in the best quality international companies. We pursue this goal through a focused investment philosophy that relies on the following principles: (1) commitment to quality; (2) long-term vision; (3) independent fundamental research; (4) broad diversification; and (5) valuation-driven decision process. We define quality companies as those possessing a global competitive advantage, management excellence, financial strength and flexibility, high levels of profitability and consistency of earnings. We seek to diversify the Fund across countries and industries but do not aim to replicate the country allocation of our benchmark, the MSCI EAFE (Europe, Australia and the Far East) index.

COMMENTARY

For the six-month period ended June 30, 2000, the Kayne Anderson International Fund produced a total return of +0.31% versus a decline of 3.95% for the MSCI EAFE index (in dollar terms). Since March 10th, the date that marks the beginning of the US Nasdaq market collapse, the Fund returned +6.24% compared to a 3.69% decline for the benchmark. The Fund's balanced, long-term oriented investment approach has again shown its defensive characteristics in times of market turmoil.

Speculation around TMT stocks (Technology, Media, Telecommunications) that developed in the second half of 1999 continued unabated during the first two months of 2000, as none of the feared Y2K-related computer problems manifested. At the beginning of March, the valuation levels reached by most TMT stocks around the world could not be justified by fundamentals anymore, which led market participants to rotate their portfolios out of TMT stocks in favor of more defensive, reasonably priced sectors such as food, beverage, pharmaceuticals, and financials. This phenomenon was particularly acute in Europe where media, telecommunications, and software and computer services groups fell sharply, while beverages, pharmaceuticals, and insurance groups rose significantly. In Japan, a similar phenomenon took place, with dramatic declines in the Internet area. The well publicized collapse of 1999 stock market darlings Softbank and Hikari Tushin confirmed our previously stated opinion that complacent, short-term-oriented investors would pay a hefty price for ignoring fundamentals.

At the end of June, the four largest countries represented in the Fund were the United Kingdom (22.6%), Japan (22.4%), France (16.2%), and The Netherlands (10.3%). We continued to add to our Japanese equity position, purchasing during the first quarter a few high-quality stocks which were already sharply down at the time we purchased them: Fujitsu, Matsushita Electric, NTT, and Sumitomo Bank. We also took advantage of sharp declines in the TMT sectors to buy Alcatel and Telefonica. In order to finance those purchases, we sold Elsevier, and Tomkins, which were not meeting our expectations, and Uni-Charm, which reached our target price. We also took profits in some of the portfolio winners (Ericsson, SAP, Reuters and others).

Among the first-half 2000 winners, were Alcatel (+49%), Canon (+24%), Ericsson (+22%), Danone (+17%), AXA (+15%), Diageo (+13%), and Astra-Zeneca (+13%). The
losers included Panamco (-26%), Unilever (-19%) and Rentokil-Initial (-39%), and Minebea (-27%). We have seen during last three months a sector broadening of the market that bodes well for our diversified investment approach.

NEW PURCHASES

FUJITSU

Based in Japan, Fujitsu is a leading provider of comprehensive information technology and network solutions for the global marketplace. It manufactures computers, communication equipment and semiconductors, and provides Internet connection services through @nifty, the largest Internet provider in Japan. We believe Fujitsu should benefit from a focus on the Internet (new slogan:
"Everything on the Internet"), a reorganization of existing businesses, and the current trend towards greater IT-related capital spending in Japan.

NTT

NTT is the leading telecom service provider in Japan, and, we believe, stands to benefit from the rapid growth in Internet and data transmission by leveraging its strength to own the lucrative last mile to customers. In addition, it has announced plans to cut costs and reduce capital expenditures in the next three years, increasing free cash flow. We believe that NTT's valuation is attractive, considering profitability improvements in its wireline businesses and its rapidly growing subsidiaries, which include NTT DOCOMO (a wireless service operator) and OCN (the second-largest ISP in Japan).

MATSUSHITA ELECTRIC

Matsushita Electric Industrial ("MEI") is the world's largest consumer electronics company. We believe MEI should be a major beneficiary of rapid growth in the digital and network sectors, based on its technological leadership, production capabilities, and strong brand names. Its management team has devised a reorganization plan in order to improve operating and financial efficiency and to maximize shareholder value. We believe MEI should also benefit from the economic recovery in Asia through its exposure to Asian emerging markets, and particularly China.

ALCATEL

Headquartered in France, Alcatel is a leading telecommunications equipment supplier. As a clear leader in ADSL and ATM technology (particularly after its recent take-over of Newbridge Networks of Canada), we believe Alcatel is well positioned to benefit from the internet-linked "broadband" explosion. We believe the company will achieve strong earnings growth this year due to a sustained top-line expansion and sharp margin improvement, providing the catalyst for the stock to close the valuation gap it has suffered versus its peer group.

The country allocation of the fund on June 30th, 2000 was:

Australia    Finland    France    Germany    Hong Kong    Japan    Mexico
---------    -------    ------    -------    ---------    -----    ------
   3.1%        2.3%      16.2%      2.9%        2.7%      22.4%     1.6%


Netherlands     Spain     Sweden    Switzerland     UK     Cash
-----------     -----     ------    -----------    -----   ----
   10.3%         6.4%      2.1%         7.2%       22.6%   0.2%


OUTLOOK

We welcome the return to more realistic valuation levels of the so-called "new economy" stocks. The sector broadening that we have witnessed since mid-March, which we believe will continue, should greatly benefit our well diversified equity portfolio.

In our opinion, the outlook for international developed equity markets remains very positive. The European equity markets continue to be supported by strong fundamentals; economic growth is accelerating, and corporate restructuring, M&A activity, pension and fiscal reforms, and technological advances should continue to attract international capital flows over the next few years. In Japan, globalization and the continued maturation of the domestic economy are putting intense pressure on the corporate sector, which is poised to experience profound changes. Although we remain cautious about the short-term, we believe that corporate restructuring and merger and acquisition activities are likely to drive the Japanese equity markets to significantly higher levels over the next few years.

We continue to believe that an investment strategy that focuses exclusively on the highest quality foreign companies constitutes a long-term winning strategy for the prudent investor.

Jean-Baptiste Nadal, CFA
Portfolio Manager

Past performance is no indication of future performance. For the one year ended June 30, 2000 the Fund was up 17.39%. From inception (October 18, 1996) through June 30, 2000 the Fund's annualized return has been 20.42%. The Fund invests in international securities which carry a greater risk then domestic securities.

                       KAYNE ANDERSON INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS at June 30, 2000 (Unaudited)

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS: 99.8%
AUSTRALIA: 3.1%
  74,732     Broken Hill Proprietary ADR .........................  $  1,774,885
                                                                    ------------
FINLAND: 2.3%
  26,272     Nokia Corp. ADR .....................................     1,311,958
                                                                    ------------
FRANCE: 16.2%
  10,780     Air Liquide .........................................     1,407,534
  36,000     Alcatel S.A. ........................................     2,364,005
  24,712     Axa ADR .............................................     1,966,149
  72,570     Groupe Danone S.A. ADR ..............................     1,954,854
  20,871     Total Fina Elf S.A. ADR .............................     1,603,154
                                                                       9,295,696
                                                                    ------------
GERMANY: 2.9%
  34,866     SAP AG ADR ..........................................     1,636,523
                                                                    ------------
HONG KONG/CHINA: 2.7%
       1     Hong Kong & China Gas ...............................             1
  26,834     Hong Kong & Shanghai Banking ADR ....................     1,554,695
                                                                    ------------
                                                                       1,554,696
                                                                    ------------
JAPAN: 22.4%
  34,000     Canon Inc. ..........................................     1,690,079
  55,000     Fujitsu .............................................     1,900,300
  26,000     Kao Corp. ...........................................       793,070
  60,000     Matsushita Electric Industrial Co., Ltd. ............     1,553,382
 114,000     Minebea Co., Ltd ....................................     1,427,417
      90     Nippon Telegraph & Telphone Co. .....................     1,194,690
 116,000     Shiseido Co. ........................................     1,791,005
  16,000     Sony Corp. ..........................................     1,491,245
  80,000     Sumitomo Bank, Ltd (The) ............................       979,096
                                                                    ------------
                                                                      12,820,284
                                                                    ------------
MEXICO: 1.6%
  61,291     Panamerican Beverages Inc. - Class A ................       915,534
                                                                    ------------

                        KAYNE ANDERSON INTERNATIONAL FUND

SHARES                                                                  VALUE
------                                                                  -----
NETHERLANDS: 10.3%
  57,000     Ahold N.V. ..........................................  $  1,679,722
  20,910     Heineken N.V. .......................................     1,274,159
  28,562     ING Groep N.V. ......................................     1,932,908
  22,821     Unilever N.V. .......................................       981,303
                                                                    ------------
                                                                       5,868,092
                                                                    ------------
SPAIN: 6.4%
  54,110     Endesa S.A. ADR .....................................     1,055,145
  81,811     Repsol S.A. ADR .....................................     1,620,880
  46,900     Telefonica S.A. .....................................     1,008,660
                                                                    ------------
                                                                       3,684,685
                                                                    ------------
SWEDEN: 2.1%
  59,052     Ericsson L.M. Telephone ADR .........................     1,181,040
                                                                    ------------
SWITZERLAND: 7.2%
  12,674     Nestle S.A. ADR .....................................     1,272,411
  41,876     Novartis AG ADR .....................................     1,675,040
   8,072     Union Bank of Switzerland ...........................     1,183,346
                                                                    ------------
                                                                       4,130,797
                                                                    ------------
UNITED KINGDOM: 22.6%
 106,622     Allied Zurich Plc ...................................     1,264,953
  23,921     Astrazeneca Plc .....................................     1,120,299
  31,510     Cable & Wireless Plc ADR ............................     1,577,469
 110,000     Compass Group Plc ...................................     1,453,650
  42,240     Diageo Plc ADR ......................................     1,502,160
 174,613     Invensys Plc ADR ....................................     1,309,824
  31,448     Pearson Plc .........................................     1,002,562
 438,600     Rentokil Initial Plc ................................       998,736
  13,304     Reuters Group Plc ADR ...............................     1,329,568
  32,930     Vodafone Airtouch Plc ADR ...........................     1,364,537
                                                                    ------------
                                                                      12,923,758
                                                                    ------------
TOTAL COMMON STOCKS
    (cost $48,376,666) ...........................................    57,097,948
                                                                    ------------

                        KAYNE ANDERSON INTERNATIONAL FUND

                                                                       VALUE
                                                                       -----

TOTAL INVESTMENTS IN SECURITIES
     (cost $48,376,666+): 99.8% ..................................  $57,097,948
Other Assets less Liabilities: 0.2% ..............................      104,030
                                                                    -----------
NET ASSETS: 100.0% ...............................................  $57,201,978
                                                                    ===========

+ At June 30, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation ...............................  $10,640,911
     Gross unrealized depreciation ...............................   (1,919,629)
                                                                    -----------
     Net unrealized appreciation .................................  $ 8,721,282
                                                                    ===========

ADR - American depositary receipt.

See accompanying Notes to Financial Statements.

                        KAYNE ANDERSON INTERNATIONAL FUND
        SCHEDULE OF INVESTMENTS BY INDUSTRY at June 30, 2000 (Unaudited)

INDUSTRY                                                            PERCENTAGE
--------                                                            ----------

Beer, Wine and Distilled Beverages ...............................      4.9%
Beverages ........................................................      3.8
Chemical & Allied Products .......................................      4.5
Commercial Banking ...............................................      6.1
Communication Services ...........................................      5.6
Communications Equipment .........................................     11.8
Computer & Other Data Processing Services ........................      2.9
Crude Petroleum & Natural Gas ....................................      6.0
Drugs ............................................................      2.9
Drugs, Proprietors and Sundries ..................................      2.0
Eating & Drinking Places .........................................      2.5
Electric Services ................................................      1.8
Electrical Industrial Apparatus ..................................      3.0
Electronic Components & Accessories ..............................      2.3
Food Beverage & Tobacco ..........................................      3.4
Foreign Banks and Branches & Agencies ............................      3.8
Groceries & Related Products .....................................      1.7
Grocery Stores ...................................................      2.9
Holding Offices ..................................................      2.2
Household Audio & Video Equipment ................................      5.3
Insurance Carriers ...............................................      3.4
Miscellaneous Business Services ..................................      1.7
Miscellaneous Chemial Products ...................................      2.5
Miscellaneous Electronic Machinery
  Equipment & Supplies ...........................................      2.5
Oil and Gas Field Services .......................................      2.8
Security and Commodity Services ..................................      2.3
Telephone Communication ..........................................      5.2
                                                                      -----
Total Investments ................................................     99.8
Other Assets less Liabilities ....................................      0.2
                                                                      -----
Net Assets .......................................................    100.0%
                                                                      =====

See accompanying Notes to Financial Statements.

KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND

GOAL

The goal of the KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND is to seek total return through current income and capital appreciation, with principal preservation a secondary consideration. The Fund seeks to achieve its goal by investing primarily in high-quality, intermediate-maturity debt securities. The Fund follows the premise that intermediate-maturity debt securities can, over time, achieve a majority of the return of long-term-maturity debt without the associated level of risk.

COMMENTARY

The first half of 2000 has been a volatile time in both the fixed income and equity markets. Fixed income markets have responded not only to the actions of the Federal Reserve Board and the movements in equity markets, but also to virtually every comment made by a member of the Fed. Overall, it has been positive for the Intermediate Total Return Bond Fund, which is up 3.11% year to date as of June 30, 2000. The fund has benefited from our short to neutral duration relative to our benchmark, and our current weighting in U.S. Treasuries. While the spreads have been widening in the corporate and agency sectors, the treasury sector has performed well for a couple of reasons: first, there is a "scarcity" factor currently affecting U.S. Treasuries as the issuance level declines (We have seen the portion of the Lehman Government/Corporate Index represented by US Government debt fall from 80% in December 1994 to 63% this month.); second, as mentioned above, the volatility in the markets always lends support to the treasury sector.

                             SECTOR DIVERSIFICATION

MORTGAGE-BACKED .........  7%           COMMERCIAL PAPER .......   2%
CMO .....................  3%           CASH & EQUIVALENTS .....   1%
INDUSTRIAL .............. 10%           AGENCY .................   1%
FINANCE .................  9%           U.S. TREASURY ..........  67%


OUTLOOK

Since the Fed began its current tightening cycle in June of last year, it has taken the Federal Funds rate from 4.75% to its current level of 6.50%. Although it made no change at its last meeting, the Committee has stated that "the risks continue to be weighted mainly toward conditions that may generate heightened inflation pressures in the foreseeable future". However, we are beginning to see the effects of their actions flowing through the economy. Mortgage rates are at their highest levels since the early 1990's, and we are now seeing some signs of softening in the demand for housing. Banks are tightening credit standards for commercial and industrial loans, and unemployment claims continue to trend higher. Although upcoming inflation reports are likely to be higher than expected due to oil prices, we do expect the core inflation numbers to be encouraging. That said, it is still too early to tell what the Fed's next move will be, but we can expect the fixed income markets to continue to react in anticipation.

               KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS at June 30, 2000 (Unaudited)

PRINCIPAL
AMOUNT                                                                                              VALUE
------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 65.5%
$2,050,000    U.S. Treasury Bonds, 11.875%, 11/15/2003 .......................................   $ 2,388,250
   525,000    U.S. Treasury Notes, 6.250%, 10/31/2001 ........................................       523,359
 4,000,000    U.S. Treasury Notes, 7.500%, 05/15/2002 ........................................     4,075,000
 2,100,000    U.S. Treasury Notes, 6.250%, 02/15/2003 ........................................     2,094,750
 4,980,000    U.S. Treasury Notes, 7.250%, 08/15/2004 ........................................     5,148,075
 1,500,000    U.S. Treasury Notes, 7.875%, 11/15/2004 ........................................     1,588,125
 8,000,000    U.S. Treasury Notes, 7.500%, 02/15/2005 ........................................     8,392,504
   551,000    U.S. Treasury Notes, 5.875%, 11/15/2005 ........................................       541,702
 1,500,000    U.S. Treasury Notes, 6.500%, 10/15/2006 ........................................     1,517,345
 2,000,000    U.S. Treasury Notes, 6.250%, 02/15/2007 ........................................     2,002,500
 2,007,000    U.S. Treasury Notes, 5.625%, 05/15/2008 ........................................     1,936,129
                                                                                                 -----------
Total U.S. Treasury Obligations ..............................................................    30,207,739
                                                                                                  -----------

U.S. AGENCY OBLIGATIONS: 3.4%

   600,000    Federal National Mortgage Association, 5.625%, 05/14/2004 ......................       571,876
    87,000    Federal National Mortgage Association, 6.950%, 11/13/2006 ......................        84,557
 1,000,000    Federal Home Loan Bank, 5.925%, 04/09/2008 .....................................       928,851
                                                                                                 -----------
Total U.S. Agency Obligations ................................................................     1,585,284
                                                                                                 -----------

MORTGAGE-BACKED/PASS-THROUGH SECURITIES: 10.5%

   741,453    Government National Mortgage Association, 7.000%, 07/20/2013 ...................       729,565
     9,155    Government National Mortgage Association, 8.000%, 11/15/2021 ...................         9,261
    14,075    Government National Mortgage Association, 8.500%, 12/15/2022 ...................        14,420
   262,175    Government National Mortgage Association, 8.000%, 07/15/2023 ...................       265,192
   109,894    Government National Mortgage Association, 8.500%, 08/15/2025 ...................       112,586
    34,036    Government National Mortgage Association, 8.500%, 06/15/2026 ...................        34,870
   115,522    Government National Mortgage Association, 8.000%, 09/15/2026 ...................       116,852
    51,818    Government National Mortgage Association, 8.000%, 11/15/2026 ...................        52,415
   286,358    Federal Home Loan Mortgage Corp., 7.500%, 07/01/2009 ...........................       286,843
   625,419    Federal Home Loan Mortgage Corp., 7.500%, 04/01/2014 ...........................       626,003
   451,455    Federal Home Loan Mortgage Corp., 7.000%, 04/01/2016 ...........................       441,288
   135,335    Federal Home Loan Mortgage Corp., 6.100%, 11/15/2016 ...........................       135,035
 1,400,000    Federal National Mortgage Association, 6.000%, 08/25/2008 ......................     1,342,285
   446,607    Federal National Mortgage Association, 7.000%, 05/01/2014 ......................       436,765
   207,570    Federal National Mortgage Association, 8.000%, 01/01/2015 ......................       210,182
                                                                                                 -----------
Total Mortgage-Backed/Pass-Through Securities ................................................     4,813,562
                                                                                                 -----------

               KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND

PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

ASSET-BACKED RECEIVABLES: 0.1%
$   47,078    WFS Financial Owner Trust, 6.800%,12/20/2003 ......... $   46,925
                                                                     ----------
CORPORATE BONDS: 19.3%
AEROSPACE: 0.2%
    70,000    Honeywell International, 9.200%, 02/15/2003 ..........     73,290
                                                                     ----------
AUTO - CARS/LIGHT TRUCKS: 2.6%
 1,250,000    Daimlerchrysler National Holding Corp., 7.200%,
                09/01/2009 .........................................  1,210,700
                                                                     ----------
BEVERAGES: 3.7%
    70,000    Anheuser Busch Companies, 6.750%, 11/01/2006 .........     67,790
   236,000    Coca-Cola Enterprises, 6.375%, 08/01/2001 ............    234,529
 1,500,000    Coca-Cola Bottling Co., 6.850%, 11/01/2007 ...........  1,412,645
                                                                      1,714,964
                                                                     ----------
COMMUNICATION SERVICES: 0.4%
   175,000    TCI Communications Inc., 6.375%, 05/01/2003 ..........    170,822
                                                                     ----------
COMPUTERS - MICRO: 1.6%
   750,000    Hewlett-Packard Co., 7.150%, 06/15/2005 ..............    753,000
                                                                     ----------
DEPARTMENT STORES: 0.2%
    70,000    Sears, Roebuck and Co., 9.450%, 07/25/2001 ...........    71,262
                                                                     ----------
FINANCE: 9.0%
   280,000    AT & T Capital Corp., 7.500%, 11/15/2000 .............    280,458
   175,000    Bear Stearns Co., 6.625%, 10/01/2004 .................    167,716
    70,000    Beneficial Corp., 6.600%, 09/26/2001 .................     69,562
 1,000,000    Countrywide Home Loan, 7.450%, 09/16/2003 ............    988,091
   300,000    Ford Motor Credit Corp., 6.700%, 07/16/2004 ..........    289,898
   192,000    General Motors Acceptance Corp., 7.125%, 05/01/2003...    191,280
   175,000    Lehman Brothers Holdings, 8.875%, 03/01/2002 .........    178,248
   500,000    Lehman Brothers Holdings, 8.750%, 05/15/2002 .........    509,429
 1,000,000    Lehman Brothers Holdings, 7.250%, 10/15/2003 .........    980,076
   500,000    Salomon Inc., 9.250%, 05/01/2001 .....................    507,259
                                                                      4,162,017
                                                                     ----------
INDUSTRIAL: 0.4%
   175,000    Caterpillar Inc., 8.440%, 11/26/2003 .................    179,732
                                                                     ----------
MOTION PICTURE PRODUCTION & OTHER SERVICES: 0.6%
   278,000    Walt Disney Co. (The), 6.375%, 03/30/2001 ............    277,349
                                                                     ----------

               KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

RETAIL STORES: 0.6%
$  300,000   Wal-Mart Stores, 6.550%, 08/10/2004 .................  $   296,250
                                                                    -----------
Total Corporate Bonds ............................................    8,909,386
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
     (cost $46,238,574+): 98.8% ..................................   45,562,896
Other Assets less Liabilities: 1.2% ..............................      535,737
                                                                    -----------
NET ASSETS: 100.0% ...............................................  $46,098,633
                                                                    ===========

+ At June 30, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation ...............................  $    69,875
     Gross unrealized depreciation ...............................     (745,553)
                                                                    -----------
     Net unrealized depreciation .................................  $  (675,678)
                                                                    ===========

See accompanying Notes to Financial Statements.

KAYNE ANDERSON CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

GOAL

The goal of the KAYNE ANDERSON CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND is to seek current income exempt from both federal and California income taxes consistent with preservation of capital. The Fund seeks to achieve its goal by investing primarily in high-quality, intermediate-maturity debt securities, interest from which is exempt from federal and California state income taxes. Studies show that intermediate-maturity debt securities can, over time, achieve a majority of the return of long-term-maturity debt without the associated level of risk.

COMMENTARY

The first half of 2000 has been a volatile time in both the fixed income and equity markets. Fixed income markets have responded not only to the actions of the Federal Reserve Board and the movements in equity markets, but also to virtually every comment made by a member of the Fed. Overall, the Intermediate California Tax Free Bond Fund has benefited from our intermediate term duration, as well as our focus on quality, by being up 4.53% year-to-date as of June 30, 2000. The municipal market as a whole is performing well. We are seeing credit ratings on the rise, as revenues to state and local agencies are up, and new debt issuance is down. New issue volume peaked in 1998 at $292 billion, in 1999 it dropped to $225 billion, and in 2000 it is approximately 30% below year-to-date levels last year. We are seeing this scarcity of bonds strongly effecting the California market. Again, we see the focus on quality in a market with a scarcity factor as adding value.

                             SECTOR DIVERSIFICATION

ELECTRIC ..................  7.5%            DAILY SAVRS ...............  0.9%
HOSPITAL .................. 12.0%            TRANSPORTATION ............ 15.0%
GENERAL OBLIGATION ........ 16.4%            PREREFUNDED ............... 11.6%
HOUSING ...................  6.0%            EDUCATION .................  0.7%
IDR/PCR ...................  1.3%            WATER & SEWER ............. 27.2%
CASH & EQUIVALENTS ........  1.4%

OUTLOOK

Since the Fed began its current tightening cycle in June of last year, it has taken the Federal Funds rate from 4.75% to its current level of 6.50%. Although it made no change at its last meeting, the Committee has stated that "the risks continue to be weighted mainly toward conditions that may generate heightened inflation pressures in the foreseeable future". However, we are beginning to see the effects of their actions flowing through the economy. Mortgage rates are at their highest levels since the early 1990's, and we are now seeing some signs of softening in the demand for housing. Banks are tightening credit standards for commercial and industrial loans, and unemployment claims continue to trend higher. Although upcoming inflation reports are likely to be higher than expected due to oil prices, we do expect the core inflation numbers to be encouraging. That said, it is still too early to tell what the Fed's next move will be, but we can expect the fixed income markets to continue to react in anticipation.

            KAYNE ANDERSON CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

PRINCIPAL
AMOUNT                                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL DEBT: 97.7%
GENERAL OBLIGATION: 16.4%
$  100,000  California State, 6.500%, 03/01/2002 ...............................................   $  103,500
   250,000  California State, 5.375%, 03/01/2006 ...............................................      261,250
   825,000  California State, 6.250%, 04/01/2008 ...............................................      907,500
   250,000  California State, 5.250%, 06/01/2016 ...............................................      247,188
   100,000  California State Veterans Bonds, 6.250%, 02/01/2014 ................................      100,065
   895,000  California State Veterans Bonds, 5.150%, 12/01/2014 ................................      869,269
   200,000  California State Veterans Bonds, 6.375%, 02/01/2027 ................................      200,076
 1,000,000  California State Public Works, 5.250%, 12/01/2008 ..................................    1,042,500
   200,000  Los Angeles County, California Public Works, 5.000%, 10/01/2016 ....................      192,250
 1,000,000  Oakland, California, 5.875%, 06/15/2019 ............................................    1,018,750
                                                                                                   ----------
                                                                                                    4,942,348
                                                                                                   ----------
EDUCATION: 0.7%
   200,000  University of California Revenues, 5.250%, 09/01/2011 ..............................      203,500
                                                                                                   ----------
ELECTRIC: 7.5%
 1,000,000  M-S-R Public Power Agency California, 6.000%, 07/01/2020 ...........................    1,017,500
 1,000,000  Northern California Public Power Agency, 5.000%, 07/01/2015 ........................      967,500
    85,000  Piedmont Municipal Power Agency, 6.550%, 01/01/2016 ................................       85,090
   200,000  Sacramento, California Municipal Utilities District, 5.700%, 05/15/2012 ............      207,500
                                                                                                   ----------
                                                                                                    2,277,590
                                                                                                   ----------
HOSPITAL: 12.0%
 1,000,000  California Health Facilities Financing Authority, 6.250%, 10/01/2013 ...............    1,036,250
 1,000,000  California Health Facilities Authority Revenues, 5.000%, 11/15/2013 ................      982,500
   200,000  Dade County Health Facilities Authority, 6.600%, 08/15/2002 ........................      200,320
 1,000,000  Stockton, California Health Facilities, 5.350%, 12/01/2009 .........................      947,500
   500,000  Stockton, California Health Facilities, 5.450%, 12/01/2010 .........................      472,500
                                                                                                   ----------
                                                                                                    3,639,070
                                                                                                   ----------
HOUSING: 6.0%
   960,000  California Housing Finance Agency, 5.950%, 08/01/2014 ..............................      987,600
   800,000  California Housing Finance Agency, 5.900%, 08/01/2017 ..............................      812,000
                                                                                                   ----------
                                                                                                    1,799,600
                                                                                                   ----------
IDR/PCR: 1.3%
   200,000  California Pollution Control Financing Authority, 7.150%, 02/01/2011 ...............      203,000
   200,000  California Pollution Control Financing Authority, 5.850%, 12/01/2023 ...............      200,250
                                                                                                   ----------
                                                                                                      403,250
                                                                                                   ----------

            KAYNE ANDERSON CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

PRINCIPAL
AMOUNT                                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 15.0%
$  250,000  Long Beach, California Harbor Revenues, 6.000%, 05/15/2006 .................................   $   267,187
                                                                                                           -----------
   200,000  Orange County Airport, 5.500%, 07/01/2002 ..................................................       204,000
 1,000,000  Oakland, California Port Authority, 5.600%, 11/01/2019 .....................................     1,003,750
 1,000,000  San Francisco, California Bay Area Rapid, 5.500%, 07/01/2015 ...............................     1,013,750
 1,000,000  San Francisco, California Port Authority, 5.900%, 07/01/2009 ...............................     1,055,000
 1,000,000  San Francisco, California City & County Airport, 5.375%, 05/01/2017 ........................       991,250
                                                                                                           -----------
                                                                                                             4,534,937
                                                                                                           -----------
PREREFUNDED: 11.6%
 1,000,000  California Educational Facilities Authority Revenues Pomona College, 6.125%, 02/15/2008 ....     1,045,000
   150,000  Los Angeles Convention & Exhibit Center, 9.000%, 12/01/2020 ................................       182,250
   100,000  Orange County, California Local Transporation Authority, 5.750%, 02/15/2005 ................       104,125
 1,000,000  University of California Revenues, 6.300%, 09/01/2015 ......................................     1,075,000
 1,000,000  West Covina, California Queen of the Valley Hospital, 6.500%, 08/15/2014 ...................     1,095,000
                                                                                                           -----------
                                                                                                             3,501,375
                                                                                                           -----------
WATER & SEWER: 27.2%
   275,000  Contra Costa, California Water District, 5.250%, 10/01/2016 ................................       271,906
   700,000  Los Angeles, California Wastewater System, 5.000%, 06/01/2014 ..............................       687,750
   200,000  Los Angeles, California Wastewater System, 5.700%, 06/01/2020 ..............................       200,750
 1,000,000  Marina, California Municipal Water District, 5.550%, 07/01/2013 ............................     1,013,750
 1,000,000  Mountain View, California Shoreline Regional Park, 5.500%, 08/01/2021 ......................       983,750
 1,000,000  Rancho, California Water District Financing Authority, 5.875%, 11/01/2010 ..................     1,068,750
 1,000,000  Redlands, California Financing Authority, 5.000%, 09/01/2017 ...............................       948,750
 1,000,000  San Francisco, California City and County Public Utility, 6.000%, 11/01/2015 ...............     1,013,750
 1,000,000  San Jose Clara, California Water, 5.375%, 11/15/2015 .......................................     1,006,250
 1,000,000  Tulare, California Sewer Revenue, 5.700%, 11/15/2015 .......................................     1,027,500
                                                                                                           -----------
                                                                                                             8,222,906
                                                                                                           -----------
TOTAL LONG-TERM MUNICIPAL DEBT (cost $28,910,333) ......................................................    29,524,576
                                                                                                           -----------
VARIABLE RATE MUNICIPAL DEBT: 0.9%
   175,000  California Statewide Communities Development Authority, 4.000%, 08/15/2027* ................       175,000
   100,000  California Statewide Communities Development Authority, 4.000%, 04/01/2028* ................       100,000
                                                                                                           -----------
TOTAL VARIABLE RATE MUNICIPAL DEBT (cost $275,000) .....................................................       275,000
                                                                                                           -----------

            KAYNE ANDERSON CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

                                                                        VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
     (cost $29,185,333+): 98.6% ..................................  $29,799,576
Other Assets less Liabilities: 1.4% ..............................      426,772
                                                                    -----------
NET ASSETS: 100.0% ...............................................  $30,226,348
                                                                    ===========

* Variable rate security. The interest rate shown reflects the rate currently in effect.

+ At June 30, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation ...............................  $   829,966
     Gross unrealized depreciation ...............................     (215,723)
                                                                    -----------
     Net unrealized appreciation .................................  $   614,243
                                                                    ===========

See accompanying Notes to Financial Statements.

                  This page has been intentionally left blank.

                           KAYNE ANDERSON MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2000 (Unaudited)

                                                                  LARGE CAP         SMALL CAP
                                                                    FUND              FUND
                                                                -------------     ------------
ASSETS
   Investments in securities, at cost ......................    $ 123,578,327     $ 42,616,859
                                                                =============     ============

   Investments in securities, at value .....................    $ 140,003,661     $ 43,825,416
   Cash ....................................................          685,995          892,180
   Receivables:
    Dividends and interest .................................          121,190           77,857
    Tax reclaim ............................................               --               --
   Prepaid expenses ........................................              153              258
                                                                -------------     ------------
       Total assets ........................................      140,810,999       44,795,711
                                                                -------------     ------------

LIABILITIES
   Payables:
    Distributions to shareholders ..........................               --               --
    Due to advisor .........................................           87,019           41,722
                                                                -------------     ------------
   Accrued expenses ........................................           67,324           26,652
       Total liabilities ...................................          154,343           68,374
                                                                -------------     ------------
   NET ASSETS ..............................................    $ 140,656,656     $ 44,727,337
                                                                =============     ============

   Number of shares issued and outstanding
    (unlimited shares authorized, no par value) ............        7,372,855        2,890,937
                                                                -------------     ------------

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE     $       19.08     $      15.47
                                                                =============     ============

COMPONENTS OF NET ASSETS
   Paid-in capital .........................................    $ 120,261,443     $ 48,608,827
   Accumulated net investment income (loss) ................           (5,247)          (2,105)
   Accumulated net realized gain (loss) on investments .....        3,975,126       (5,087,942)
   Net unrealized appreciation (depreciation) on investments
    and foreign currency ...................................       16,425,334        1,208,557
                                                                -------------     ------------
       Net assets ..........................................    $ 140,656,656     $ 44,727,337
                                                                =============     ============

See accompanying Notes to Financial Statements.

                                         CALIFORNIA
                   INTERMEDIATE         INTERMEDIATE
INTERNATIONAL      TOTAL RETURN         TAX-FREE BOND
    FUND            BOND FUND               FUND
-------------      ------------         ------------
 $48,376,666       $ 46,238,574         $ 29,185,333
 ===========       ============         ============

 $57,097,948       $ 45,562,896         $ 29,799,576
      76,768             13,051              115,273

      70,066            786,383              453,404
      34,271                 --                   --
         285                137                   --
 -----------       ------------         ------------
  57,279,338         46,362,467           30,368,253
 -----------       ------------         ------------


          --            202,522              115,956
      56,719             27,749                9,810
      20,641             33,563               16,139
 -----------       ------------         ------------
      77,360            263,834              141,905
 -----------       ------------         ------------
 $57,201,978       $ 46,098,633         $ 30,226,348
 ===========       ============         ============

   3,094,008          4,402,650            2,875,069
 -----------       ------------         ------------

 $     18.49       $      10.47         $      10.51
 ===========       ============         ============

 $47,628,004       $ 47,071,792         $ 29,750,079
      52,555              1,552                4,540
     799,720           (299,033)            (142,514)

   8,721,699           (675,678)             614,243
 -----------       ------------         ------------
 $57,201,978       $ 46,098,633         $ 30,226,348
 ===========       ============         ============

                           KAYNE ANDERSON MUTUAL FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2000 (Unaudited)

                                                                LARGE CAP       SMALL CAP
                                                                  FUND            FUND
                                                               -----------     -----------
INVESTMENT INCOME
   Income
    Dividends .............................................    $   741,244     $   359,795
    Interest ..............................................         79,989          19,398
                                                               -----------     -----------
       Total income .......................................        821,233         379,193
                                                               -----------     -----------
   Expenses
    Advisory fees .........................................        503,557         187,050
    Registration expense ..................................         19,208          15,961
    Fund accounting fees ..................................         21,571          17,992
    Administration fees ...................................         30,582          16,059
    Transfer agent fees ...................................         12,747          11,694
    Trustee fees ..........................................          4,195           4,193
    Audit fees ............................................          5,063           4,018
    Custodian fees ........................................         15,813          10,716
    Legal fees ............................................          7,215           2,437
    Amortization of deferred organization costs ...........             --           1,484
    Reports to shareholders ...............................          2,089           2,998
    Insurance expense .....................................            602             177
    Miscellaneous .........................................          1,713           2,058
                                                               -----------     -----------
       Total expenses .....................................        624,355         276,837
       Add: expenses recouped by advisor ..................             --           8,847
       Less: fees waived and expenses absorbed ............             --              --
       Less: expenses paid indirectly .....................             --              --
                                                               -----------     -----------
       Net expenses .......................................        624,355         285,684
                                                               -----------     -----------
          NET INVESTMENT INCOME ...........................        196,878          93,509
                                                               -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
   Net realized gain (loss) on investments ................      5,201,582       2,623,605
   Net unrealized appreciation (depreciation) on
    investments and foreign currency ......................     (1,831,859)       (982,279)
                                                               -----------     -----------
    Net realized and unrealized gain on investments
      and foreign currency ................................      3,369,723       1,641,326
                                                               -----------     -----------
          NET INCREASE IN NET ASSETS RESULTING
           FROM OPERATIONS ................................    $ 3,566,601     $ 1,734,835
                                                               ===========     ===========

* Net of foreign tax withheld of $48,845.

See accompanying Notes to Financial Statements.

                                       CALIFORNIA
                  INTERMEDIATE        INTERMEDIATE
INTERNATIONAL     TOTAL RETURN        TAX-FREE BOND
    FUND            BOND FUND             FUND
 ---------         -----------         -----------
 $ 488,339*        $        --         $        --
    29,283           1,548,832             871,538
 ---------         -----------         -----------
   517,622           1,548,832             871,538
 ---------         -----------         -----------

   240,894             121,521              79,958
    13,209              17,075              16,515
    21,699              18,566              15,964
    16,820              17,125              10,977
    10,478               9,369              10,134
     4,225               4,213               4,219
     4,098               3,955               4,018
    11,635               9,173               3,132
     6,098               4,941               2,889
     1,728               1,484               1,480
     1,179               1,123                 603
       142                 212                 172
     1,428                  52                 918
 ---------         -----------         -----------
   333,633             208,809             150,979
    20,785              20,997                  --
        --                  --             (31,148)
        --                 (73)             (2,712)
 ---------         -----------         -----------
   354,418             229,733             117,119
 ---------         -----------         -----------
   163,204           1,319,099             754,419
 ---------         -----------         -----------

   799,774             (40,344)             14,116

  (169,863)            222,126             543,815
 ---------         -----------         -----------
   629,911             181,782             557,931
 ---------         -----------         -----------
 $ 793,115         $ 1,500,881         $ 1,312,350
 =========         ===========         ===========

                           KAYNE ANDERSON MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        LARGE CAP
                                                                                           FUND
                                                                           --------------------------------
                                                                           SIX MONTHS ENDED      YEAR ENDED
                                                                               6/30/00#           12/31/99
                                                                            -------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
 Net investment income ................................................     $     196,878      $     189,903
 Net realized gain (loss) on investments ..............................         5,201,582          5,505,297
 Net unrealized appreciation (depreciation) on investments
  and foreign currency ................................................        (1,831,859)         3,127,462
                                                                            -------------      -------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....         3,566,601          8,822,662
                                                                            -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income ...........................................          (202,125)          (199,281)
 From net realized gain ...............................................          (163,625)        (6,052,026)
                                                                            -------------      -------------
    TOTAL DISTRIBUTIONS ...............................................          (365,750)        (6,251,307)
                                                                            -------------      -------------

CAPITAL SHARE TRANSACTIONS
 Shares issued in exchange for Sefton Funds ...........................                --         56,532,609
 Proceeds from shares sold ............................................        28,604,510         49,326,207
 Net asset value of shares issued on reinvestment of distributions....            291,003          6,164,507
 Cost of shares redeemed ..............................................       (14,944,479)       (39,670,665)
                                                                            -------------      -------------
    NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS ...........        13,951,034         72,352,658
                                                                            -------------      -------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS ........................        17,151,885         74,924,013

NET ASSETS
   Beginning of period ................................................       123,504,771         48,580,758
                                                                            -------------      -------------
   END OF PERIOD ......................................................     $ 140,656,656      $ 123,504,771
                                                                            =============      =============
Accumulated net investment income .....................................     $          --      $          --
                                                                            =============      =============

CHANGE IN CAPITAL SHARES
Shares issued in exchange for Sefton Funds ............................                --          2,888,694
Shares sold ...........................................................         1,547,828          2,670,917
Shares issued on reinvestment of distributions ........................            15,397            336,104
Shares redeemed .......................................................          (805,861)        (2,132,053)
                                                                            -------------      -------------
Net increase (decrease) ...............................................           757,364          3,763,662
                                                                            =============      =============

#   Unaudited.

See accompanying Notes to Financial Statements.

                                                                                                        CALIFORNIA
                                                                       INTERMEDIATE                    INTERMEDIATE
           SMALL CAP                    INTERNATIONAL                  TOTAL RETURN                    TAX-FREE BOND
             FUND                           FUND                         BOND FUND                         FUND
----------------------------    ----------------------------    ----------------------------    ----------------------------
 SIX MONTHS                      SIX MONTHS                      SIX MONTHS                      SIX MONTHS
    ENDED        YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
  6/30/00#        12/31/99        6/30/00#        12/31/99        6/30/00#        12/31/99        6/30/00#        12/31/99
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$     93,509    $    182,504    $    163,204    $    214,584    $  1,319,099    $  1,018,493    $    754,419    $    601,042
   2,623,605       2,615,590         799,774       4,945,967         (40,344)        101,815          14,116        (156,510)

    (982,279)     (1,587,364)       (169,863)      4,760,202         222,126      (1,442,513)        543,815        (768,087)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   1,734,835       1,210,730         793,115       9,920,753       1,500,881        (322,205)      1,312,350        (323,555)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (95,614)       (192,974)       (117,343)       (228,995)     (1,349,646)       (996,864)       (750,119)       (612,951)
          --      (1,995,755)             --      (3,423,689)             --         (37,955)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     (95,614)     (2,188,729)       (117,343)     (3,652,684)     (1,349,646)     (1,034,819)       (750,119)       (612,951)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --      15,192,065              --              --              --      40,785,659              --      38,536,951
   8,989,202      39,706,761      41,377,352      49,868,493       2,843,124      11,764,071      11,662,133      16,527,584
      80,000       2,104,853          90,621       3,440,942         836,846         939,429         266,615         547,899
 (12,978,153)    (42,045,131)    (25,531,638)    (54,423,193)    (11,136,748)    (27,058,097)    (24,126,565)    (22,204,986)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  (3,908,951)     14,958,548      15,936,335      (1,113,758)     (7,456,778)     26,431,062     (12,197,817)     33,407,448
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  (2,269,730)     13,980,549      16,612,107       5,154,311      (7,305,543)     25,074,038     (11,635,586)     32,470,942


  46,997,067      33,016,518      40,589,871      35,435,560      53,404,176      28,330,138      41,861,934       9,390,992
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 44,727,337    $ 46,997,067    $ 57,201,978    $ 40,589,871    $ 46,098,633    $ 53,404,176    $ 30,226,348    $ 41,861,934
============    ============    ============    ============    ============    ============    ============    ============

$         --    $         --    $     52,555    $      6,694    $      1,552    $     32,099    $      4,540    $        240
============    ============    ============    ============    ============    ============    ============    ============

          --         998,150              --              --              --       3,858,624              --       3,694,818
     599,855       2,550,670       2,316,550       2,899,614         273,327       1,094,407       1,128,071       1,558,667
       5,086         142,735           4,930         186,992          80,629          88,042          25,908          52,149
    (884,319)     (2,716,708)     (1,425,093)     (3,173,764)     (1,068,997)     (2,496,667)     (2,346,973)     (2,109,671)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    (279,378)        974,847         896,387         (87,158)       (715,041)      2,544,406      (1,192,994)      3,195,963
============    ============    ============    ============    ============    ============    ============    ============

                          KAYNE ANDERSON LARGE CAP FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                            SIX MONTHS                YEAR ENDED DECEMBER 31,           05/01/95*
                                              ENDED         -----------------------------------------    THROUGH
                                            06/30/00#        1999        1998       1997       1996      12/31/95
                                             -------        -------     -------    -------    -------    -------
Net asset value, beginning of period .....   $ 18.67        $ 17.03     $ 17.28    $ 14.32    $ 12.63    $ 10.65
                                             -------        -------     -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..................      0.03           0.04        0.11       0.10       0.08       0.07
  Net realized and unrealized gain
    on investments .......................      0.43           2.71        2.38       4.34       2.35       2.13
                                             -------        -------     -------    -------    -------    -------
Total income from investment operations...      0.46           2.75        2.49       4.44       2.43       2.20
                                             -------        -------     -------    -------    -------    -------
LESS DISTRIBUTIONS:
  From net investment income .............     (0.03)         (0.04)      (0.11)     (0.11)     (0.08)     (0.07)
  From net realized gain .................     (0.02)         (1.07)      (2.63)     (1.37)     (0.66)     (0.15)
                                             -------        -------     -------    -------    -------    -------
Total distributions ......................     (0.05)         (1.11)      (2.74)     (1.48)     (0.74)     (0.22)
                                             -------        -------     -------    -------    -------    -------
Net asset value, end of period ...........   $ 19.08        $ 18.67     $ 17.03    $ 17.28    $ 14.32    $ 12.63
                                             =======        =======     =======    =======    =======    =======

Total return .............................      2.46%**       16.33%      14.14%     30.99%     19.09%     20.65%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)....   $ 140.7        $ 123.5     $  48.6    $  35.3    $  26.1    $  20.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped...................      0.93%***       1.03%       1.11%      1.18%      1.37%      1.31%***
  After fees waived and expenses
   absorbed or recouped...................      0.93%***       1.03%       1.11%      1.18%      1.37%      1.31%***

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
  (after fees waived and expenses
    absorbed or recouped).................      0.29%***       0.28%       0.57%      0.55%      0.59%      0.94%***

    Portfolio turnover rate ..............        26%**          33%         76%        51%        23%        28%**

#    Unaudited.
*    Commencement of operations.
**   Not annualized.
***  Annualized.

See accompanying Notes to Financial Statements.

                          KAYNE ANDERSON SMALL CAP FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                           SIX MONTHS        YEAR ENDED DECEMBER 31,      10/18/96*
                                              ENDED        ----------------------------    THROUGH
                                            06/30/00#       1999       1998       1997     12/31/96
                                             ------        ------     ------     ------     ------
Net asset value, beginning of period .....   $14.82        $15.04     $13.12     $11.06     $10.65
                                             ------        ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..................     0.03          0.07       0.05       0.02       0.02
  Net realized and unrealized gain
    on investments .......................     0.65          0.47       2.07       2.14       0.41
                                             ------        ------     ------     ------     ------
Total income from investment operations...     0.68          0.54       2.12       2.16       0.43
                                             ------        ------     ------     ------     ------
LESS DISTRIBUTIONS:
  From net investment income .............    (0.03)        (0.07)     (0.05)     (0.05)     (0.02)
  From net realized gain .................       --         (0.69)        --      (0.05)        --
  From paid-in capital ...................       --            --      (0.15)        --         --
                                             ------        ------     ------     ------     ------
Total distributions ......................    (0.03)        (0.76)     (0.20)     (0.10)     (0.02)
                                             ------        ------     ------     ------     ------
Net asset value, end of period ...........   $15.47        $14.82     $15.04     $13.12     $11.06
                                             ======        ======     ======     ======     ======

Total return .............................     4.61%**       3.64%     16.17%     19.46%      4.00%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)....   $ 44.7        $ 47.0     $ 33.0     $  6.5     $  0.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped ..................     1.26%***      1.34%      1.35%      3.22%     18.91%***
  After fees waived and expenses
   absorbed or recouped ..................     1.30%***      1.30%      1.30%      1.30%      1.30%***

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
  (after fees waived and expenses
    absorbed or recouped) ................     0.43%***      0.53%      0.38%      0.45%      1.58%***

    Portfolio turnover rate ..............       36%**         50%        28%        47%         0%**

#    Unaudited.
*    Commencement of operations.
**   Not annualized.
***  Annualized.

See accompanying Notes to Financial Statements.

                        KAYNE ANDERSON INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                           SIX MONTHS        YEAR ENDED DECEMBER 31,      10/18/96*
                                              ENDED        ----------------------------    THROUGH
                                            06/30/00#       1999       1998       1997     12/31/96
                                             ------        ------     ------     ------     ------
Net asset value, beginning of period .....   $18.47        $15.51     $12.61     $10.91     $10.65
                                             ------        ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..................     0.05          0.12       0.08       0.04       0.01
  Net realized and unrealized gain
    on investments .......................     0.01          4.68       3.25       1.75       0.26
                                             ------        ------     ------     ------     ------
Total income from investment operations ..     0.06          4.80       3.33       1.79       0.27
                                             ------        ------     ------     ------     ------

LESS DISTRIBUTIONS:
  From net investment income .............    (0.04)        (0.12)     (0.08)     (0.05)     (0.01)
  From net realized gain .................       --         (1.72)     (0.35)     (0.04)        --
                                             ------        ------     ------     ------     ------
Total distributions ......................    (0.04)        (1.84)     (0.43)     (0.09)     (0.01)
                                             ------        ------     ------     ------     ------
Net asset value, end of period ...........   $18.49        $18.47     $15.51     $12.61     $10.91
                                             ======        ======     ======     ======     ======

Total return .............................     0.31%**      31.06%     26.47%     16.42%      2.56%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)....   $ 57.2        $ 40.6     $ 35.4     $  7.0     $  1.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped ..................     1.31%***      1.47%      1.45%      3.41%     15.74%***
  After fees waived and expenses
   absorbed or recouped ..................     1.39%***      1.40%      1.38%      1.40%      1.40%***

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
  (after fees waived and expenses
    absorbed or recouped).................     0.64%***      0.63%      0.85%      0.61%      1.14%***

    Portfolio turnover rate ..............       16%**         57%        28%        29%         0%**

#    Unaudited.
*    Commencement of operations.
**   Not annualized.
***  Annualized.

See accompanying Notes to Financial Statements.

               KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                           SIX MONTHS        YEAR ENDED DECEMBER 31,      10/28/96*
                                              ENDED        ----------------------------    THROUGH
                                            06/30/00#       1999       1998       1997     12/31/96
                                             ------        ------     ------     ------     ------
Net asset value, beginning of period .....   $10.44        $11.01     $10.75     $10.59     $10.65
                                             ------        ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..................     0.04          0.50       0.51       0.56       0.09
  Net realized and unrealized gain
    (loss) on investments ................     0.04         (0.57)      0.30       0.18      (0.07)
                                             ------        ------     ------     ------     ------
Total income from investment operations ..     0.08         (0.07)      0.81       0.74       0.02
                                             ------        ------     ------     ------     ------
LESS DISTRIBUTIONS:
  From net investment income .............    (0.05)        (0.49)     (0.51)     (0.58)     (0.08)
  From net realized gain .................       --         (0.01)     (0.04)        --         --
                                             ------        ------     ------     ------     ------
Total distributions ......................    (0.05)        (0.50)     (0.55)     (0.58)     (0.08)
                                             ------        ------     ------     ------     ------
Net asset value, end of period ...........   $10.47        $10.44     $11.01     $10.75     $10.59
                                             ======        ======     ======     ======     ======

Total return .............................     3.11%**      (0.65)%     7.61%      7.19%      0.20%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)....   $ 46.1        $ 53.4     $ 28.3     $  6.3     $  5.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped ..................     0.86%***      1.23%      1.00%      2.23%      2.10%***
  After fees waived and expenses
   absorbed or recouped ..................     0.95%***      0.94%      0.94%      0.95%      0.95%***
  After fees waived, expenses absorbed
   or recouped, and paid indirectly,......     0.95%***      0.94%      0.94%      0.95%      0.95%***

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
  (after fees waived, expenses absorbed
    or recouped, and paid indirectly).....     5.43%***      4.94%      4.93%      5.35%      4.72%***

    Portfolio turnover rate ..............        4%**         64%        49%        27%         0%**

#    Unaudited.
*    Commencement of operations.
**   Not annualized.
***  Annualized.

See accompanying Notes to Financial Statements.

            KAYNE ANDERSON CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                           SIX MONTHS        YEAR ENDED DECEMBER 31,      10/28/96*
                                              ENDED        ----------------------------    THROUGH
                                            06/30/00#       1999       1998       1997     12/31/96
                                             ------        ------     ------     ------     ------
Net asset value, beginning of period ......   $10.29        $10.77     $10.74     $10.64     $10.65
                                              ------        ------     ------     ------     ------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .................     0.24          0.44       0.43       0.34       0.01
    Net realized and unrealized gain
      (loss) on investments ...............     0.22         (0.48)      0.03       0.11      (0.01)
                                              ------        ------     ------     ------     ------
Total income from investment operations ...     0.46         (0.04)      0.46       0.45       0.00
                                              ------        ------     ------     ------     ------
LESS DISTRIBUTIONS:
    From net investment income ............    (0.24)        (0.44)     (0.43)     (0.35)     (0.01)
                                              ------        ------     ------     ------     ------
Net asset value, end of period ............   $10.51        $10.29     $10.77     $10.74     $10.64
                                              ======        ======     ======     ======     ======

Total return ..............................     4.53%**      (0.44)%     4.37%      4.26%      0.02%**

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions) ..   $ 30.2        $ 41.9     $  9.4     $  6.0     $  5.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before fees waived and expenses
      absorbed or recouped ................     0.95%***      1.37%      2.23%      2.29%      2.08%***
    After fees waived and expenses
      absorbed or recouped ................     0.75%***      0.75%      0.77%      1.56%      1.81%***
    After fees waived, expenses absorbed or
      recouped, and paid indirectly .......     0.73%***      0.71%      0.77%      0.95%      0.95%***

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
    (after fees waived, expenses absorbed
      or recouped, and paid indirectly) ...     4.73%***      4.14%      3.88%      2.58%      0.60%***

    Portfolio turnover rate ...............       23%**         65%        47%        40%         0%**

#    Unaudited.
*    Commencement of operations.
**   Not annualized.
***  Annualized.

See accompanying Notes to Financial Statements.

                           KAYNE ANDERSON MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION

     Kayne Anderson Mutual Funds (the "Trust") was organized as a Delaware business trust on May 29, 1996 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust currently consists of five separate diversified series: Large Cap Fund (formerly Rising Dividends Fund), Small Cap Fund (formerly Small Cap Rising Dividends
Fund), International Fund (formerly International Rising Dividends Fund), Intermediate Total Return Bond Fund and California Intermediate Tax-Free Bond Fund (each a "Fund" and collectively the "Funds").

     Between May 29, 1996 and the respective dates of commencement of operations, the Funds had no operations other than those related to organizational matters and the sale of 2,347 shares of the Small Cap Fund, the International Fund, the Intermediate Total Return Bond Fund and the California Intermediate Tax-Free Bond Fund to Kayne Anderson Investment Management, LLC (the "Advisor") for $25,000, respectively. On October 4, 1996 the shareholders of the Kayne Anderson Large Cap Fund (the "Predecessor Fund"), a series of shares of Professionally Managed Portfolios, entered into a tax-free reorganization pursuant to which they agreed to exchange their Predecessor Fund shares for shares of the Large Cap Fund series of the Trust, which had no operations prior to the reorganization. The Predecessor Fund is deemed to be the accounting survivor and accordingly the financial highlights include the operations of the Predecessor Fund for periods prior to the reorganization.

     The Large Cap Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of companies generally having a total market capitalization of $1 billion or more.

     The Small Cap Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of small and mid-capitalization companies which the Fund currently considers to be companies having a total market capitalization of not more than $3 billion.

     The International Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of companies outside the U.S. generally having a total market capitalization of $1 billion or more.

     The Intermediate Total Return Bond Fund seeks to obtain maximum total return, primarily through current income with capital appreciation as a secondary consideration. The Fund invests primarily in investment grade debt securities and seeks to maintain an average maturity of three to ten years.

     The California Intermediate Tax-Free Bond Fund seeks current income exempt from federal and California state income tax consistent with preservation of capital. The Fund invests primarily in investment grade debt securities and may maintain an average maturity of more than ten years.

     There can be no assurances that the Funds will be able to achieve their investment objectives. The value of Funds' shares fluctuates daily and may be worth more or less than their purchase price when redeemed. 39

                           KAYNE ANDERSON MUTUAL FUNDS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. The Funds' investments are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, are valued by an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES. It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

          At December 31, 1999 the Large Cap Fund, Small Cap Fund, Intermediate Total Return Bond Fund and the Cali-fornia Intermediate Tax-Free Bond Fund had capital loss carryforwards available for federal income tax purposes of $1,205,594, $7,648,002, $253,513 and $2,026, respectively, which expire in 2007.

     C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Bond discounts and premiums are amortized over their respective lives. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. DEFERRED ORGANIZATION COSTS. All of the expenses incurred by the Advisor in connection with the organization and registration of the Funds' shares will be borne by the Funds and amortized to expense on a straight-line basis over a period of five years.

     E. ACCOUNTING ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual result could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY AND MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). The Advisor furnishes all investment advice, office space and certain administrative services, and provides personnel as needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the following annual rates:

          Large Cap Fund                                    0.75%
          Small Cap Fund                                    0.85%
          International Fund                                0.95%
          Intermediate Total Return Bond Fund               0.50%
          California Intermediate Tax-Free Bond Fund        0.50%

                           KAYNE ANDERSON MUTUAL FUNDS

     For the six months ended June 30, 2000, the Funds incurred the following advisory fees:

          Large Cap Fund                                    $503,557
          Small Cap Fund                                    $187,050
          International Fund                                $240,894
          Intermediate Total Return Bond Fund               $121,521
          California Intermediate Tax-Free Bond Fund        $ 79,958

     The Funds are responsible for their own operating expenses. The Advisor has agreed to limit each Fund's total operating expenses by reducing all or a portion of its fees and reimbursing each Fund for expenses, excluding interest, so that their ratio of expenses to average net assets will not exceed the following levels:

          Large Cap Fund                                    1.03%
          Small Cap Fund                                    1.30%
          International Fund                                1.40%
          Intermediate Total Return Bond Fund               0.95%
          California Intermediate Tax-Free Bond Fund        0.75%

   Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended June 30, 2000, the Advisor waived fees of $31,148 for the California Intermediate Tax-Free Bond Fund. For the six months ended June 30, 2000, the Advisor recouped fees previously waived and expenses absorbed of $8,847, $20,785 and $20,997 for Small Cap Fund, International Fund and Intermediate Total Return Bond Fund, respectively.

   At June 30, 2000, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

          Small Cap Fund                                    $ 96,678
          International Fund                                $102,077
          Intermediate Total Return Bond Fund               $124,759
          California Intermediate Tax-Free Bond Fund        $259,699

                           KAYNE ANDERSON MUTUAL FUNDS

     At June 30, 2000, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                                                         December 31,
                                           -------------------------------------
Funds                                        2000      2001      2002     2003
-----                                        ----      ----      ----     ----
Small Cap Funds .........................  $69,014   $12,965   $14,699        --
International Funds .....................   62,340    18,889    20,848        --
Intermediate Total Return Bond Funds ....   49,716    15,132    59,911        --
California Intermediate Tax-Free
  Bond Funds ............................   40,123    99,797    88,631   $31,148

     Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated

     The Funds executed certain investment security transactions through KA Associates, Inc., an affiliate of the Funds' Advisor. The Funds paid no commission to this affiliate during the six months ended June 30, 2000.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, each Fund pays the Administrator an annual fee equal to 0.075% of the first $40 million of the its average daily net assets, 0.050% of the next $40 million, 0.025% of the next $40 million, and 0.010% thereafter, subject to a minimum annual fee of $30,000 per Fund.

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers and Trustees of the Fund are also officers and/or directors of the Advisor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 2000, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, were as follows:

Fund                                                   Purchases        Sales
----                                                   ---------        -----

Large Cap Fund .....................................  $48,999,194    $34,809,795
Small Cap Fund .....................................   15,673,205     18,863,134
International Fund .................................   24,245,224      8,169,370
Intermediate Total Return Bond Fund ................    1,953,125        575,023
California Intermediate Tax-Free Bond Fund .........    7,350,000     19,312,622

     The Intermediate Total Return Bond Fund purchased $42,447 and sold $8,010,676 in U.S. Government securities. There were no purchases or sales of U.S. Government securities by Large Cap Fund, Small Cap Fund, International Fund and California Intermediate Tax-Free Bond Fund.

================================================================================

                                     ADVISOR
                    KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC
                       1800 Avenue of the Stars, 2nd Floor
                            Los Angeles, California
                              90067 (800) 222-0380

                                   DISTRIBUTOR
                          FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                          CUSTODIAN AND TRANSFER AGENT
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                                    AUDITORS
                        BRIGGS, BUNTING & DOUGHERTY, LLP
                          Two Logan Square, Suite 2121
                        Philadelphia, Pennsylvania 19103

                                  LEGAL COUNSEL

                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                        345 California Street, 29th Floor
                        San Francisco, California 94104

================================================================================

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.